SHAREHOLDERS' EQUITY, Share-Based Compensation (Details) - USD ($)			12 Months Ended
		Oct. 04, 2021	Mar. 31, 2025
Weighted average grant date fair value [Abstract]
Vested (in dollars per share)			$ 0
Restricted Stock [Member]
Number of restricted shares [Abstract]
Beginning balance (in shares)			0
Vested (in shares)			0
Canceled (in shares)			0
Ending balance (in shares)			0
Vested and outstanding as of March 31, 2025 (in shares)	[1]		700
Weighted average grant date fair value [Abstract]
Beginning balance (in dollars per share)			$ 0
Canceled (in dollars per share)			0
Ending balance (in dollars per share)			0
Vested and outstanding as of March 31, 2025 (in dollars per share)			$ 1,540
Number of vested shares not issued (in shares)			300
Waton Corporation Limited [Member] | Restricted Stock [Member]
Share-based Compensation [Abstract]
Percentage of shares granted to an employee		3.50%
Number of shares granted to an employee (in shares)		700
Fair value of shares granted at grant date		$ 1,078,000
Waton Corporation Limited [Member] | Restricted Stock [Member] | Vesting Period One, Sixth Month from Grant Date [Member]
Share-based Compensation [Abstract]
Vesting percentage		1.00%
Waton Corporation Limited [Member] | Restricted Stock [Member] | Vesting Period Two, Ninth Month from Grant Date [Member]
Share-based Compensation [Abstract]
Vesting percentage		1.00%
Waton Corporation Limited [Member] | Restricted Stock [Member] | Vesting Period Three, Fifteenth Month from Grant Date [Member]
Share-based Compensation [Abstract]
Vesting percentage		1.50%

[1]	Among the vested 700 shares, 300 restricted shares were not issued as of the date of this filing.